Contract Assets, Net	12 Months Ended
Mar. 31, 2026
Contract Assets, Net [Abstract]
CONTRACT ASSETS, NET

NOTE 4 — CONTRACT ASSETS, NET

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “Contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms, until certain conditions are met or the project is completed. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets, net consisted of the following:

	As of March 31,
	2026	2025
Contract assets	$224,452	$604,423
Less: allowance for expected credit loss	(3,421)	(8,553)
	$221,031	$595,870

The movement of contract assets is as follow:

	As of March 31,
	2026	2025
Balance at beginning of the year	$604,423	$225,610
Additions	242,302	1,248,738
Changes due to billings	(481,789)	(871,259)
Write off	(137,593)	—
Exchange difference	(2,891)	1,334
Balance at end of the year	$224,452	$604,423

The movement of allowances for expected credit loss is as follow:

	As of March 31,
	2026	2025
Balance at beginning of the year	$8,553	$2,193
Provision	132,503	6,337
Write off	(137,593)	—
Exchange difference	(42)	23
Balance at end of the year	$3,421	$8,553

Impairment loss was $137,593 for the year ended March 31, 2026.